Share Repurchase Programs	12 Months Ended
Dec. 31, 2014
Payments for Repurchase of Equity [Abstract]
Share Repurchase Programs
Share Repurchase Programs

The following share repurchase programs were authorized by the Company’s Board of Directors:

Authorization Date	Amount of Authorization
In billions
December 15, 2014 (“2014 Repurchase Program”)	$10.0
December 17, 2013 (“2013 Repurchase Program”)	$6.0
September 19, 2012 (“2012 Repurchase Program”)	$6.0
August 23, 2011 (“2011 Repurchase Program”)	$4.0

The share Repurchase Programs, each of which was effective immediately, permit the Company to effect repurchases from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase (“ASR”) transactions, and/or other derivative transactions. The 2014 and 2013 Repurchase Programs may be modified or terminated by the Board of Directors at any time. The 2012 and 2011 Repurchase Programs have been completed, as described below.

Pursuant to the authorization under the 2013 Repurchase Programs, effective January 2, 2015, the Company entered into a $2.0 billion fixed dollar ASR agreement with J.P. Morgan Chase Bank (“JP Morgan”). Upon payment of the $2.0 billion purchase price on January 5, 2015, the Company received a number of shares of its common stock equal to 80% of the $2.0 billion notional amount of the ASR agreement or approximately 16.8 million shares at a price of $94.49 per share. At the conclusion of the ASR program, the Company may receive additional shares equal to the remaining 20% of the $2.0 billion notional amount. The ultimate number of shares the Company may receive will fluctuate based on changes in the daily volume-weighted average price of the Company’s stock over a period beginning on January 2, 2015 and ending on or before April 26, 2015. If the mean daily volume-weighted average price of the Company’s common stock, less a discount (the “forward price”), during the ASR program falls below $94.49 per share, the Company will receive a higher number of shares from JP Morgan. If the forward price rises above $94.49 per share, the Company will either receive fewer shares from JP Morgan or, potentially have an obligation to JP Morgan which, at the Company’s option, could be settled in additional cash or by issuing shares. Under the terms of the ASR agreement, the maximum number of shares that could be received or delivered is 42.0 million. The initial 16.8 million shares of common stock delivered to the Company by JP Morgan were placed into treasury stock in January 2015.

Pursuant to the authorization under the 2012 Repurchase Program, effective October 1, 2013, the Company entered into a $1.7 billion fixed dollar ASR agreement with Barclays Bank PLC (“Barclays”). Upon payment of the $1.7 billion purchase price on October 1, 2013, the Company received a number of shares of its common stock equal to 50% of the $1.7 billion notional amount of the ASR agreement or approximately 14.9 million shares at a price of $56.88 per share. The Company received approximately 11.7 million shares of common stock on December 30, 2013 at an average price of $63.83 per share, representing the remaining 50% of the $1.7 billion notional amount of the ASR agreement and thereby concluding the agreement. The total of 26.6 million shares of common stock delivered to the Company by Barclays over the term of the October 2013 ASR agreement were placed into treasury stock.

Pursuant to the authorizations under the 2011 and 2012 Repurchase Programs, on September 19, 2012, the Company entered into a $1.2 billion fixed dollar ASR agreement with Barclays. Upon payment of the $1.2 billion purchase price on September 20, 2012, the Company received a number of shares of its common stock equal to 50% of the $1.2 billion notional amount of the ASR agreement or approximately 12.6 million shares at a price of $47.71 per share. The Company received approximately 13.0 million shares of common stock on November 16, 2012 at an average price of $46.96 per share, representing the remaining 50% of the $1.2 billion notional amount of the ASR agreement and thereby concluding the agreement. The total of 25.6 million shares of common stock delivered to the Company by Barclays over the term of the September 2012 ASR agreement were placed into treasury stock.

Each of the ASR transactions described above were accounted for as an initial treasury stock transaction and a forward contract. The forward contract was classified as an equity instrument. The initial repurchase of the shares and delivery of the remainder of the shares to conclude each ASR, resulted in an immediate reduction of the outstanding shares used to calculate the weighted average common shares outstanding for basic and diluted earnings per share.

During the year ended December 31, 2014, the Company repurchased an aggregate of 51.4 million shares of common stock for approximately $4.0 billion under the 2013 and 2012 Repurchase Programs. As of December 31, 2014, there remained an aggregate of approximately $12.7 billion available for future repurchases under the 2014 and 2013 Repurchase Programs, $2.0 billion of which was used for the ASR effective January 2, 2015 described above. As of December 31, 2014, the 2012 Repurchase Program was complete.

During the year ended December 31, 2013, the Company repurchased an aggregate of 66.2 million shares of common stock for approximately $4.0 billion under the 2012 Repurchase Program, which includes shares received from the October 2013 ASR agreement described above. As of December 31, 2013, there remained an aggregate of approximately $6.7 billion available for future repurchases under the 2013 and 2012 Repurchase Programs.

During the year ended December 31, 2012, the Company repurchased an aggregate of 95.0 million shares of common stock for approximately $4.3 billion under the 2012 and 2011 Repurchase Programs, which includes shares received from the September 2012 ASR agreement described above. As of December 31, 2012, the 2011 Repurchase program was complete.